Discontinued Operations (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended	1 Months Ended
	Mar. 31, 2012 Liftboat	Dec. 31, 2009	Dec. 31, 2011 Liftboat	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 U.S. Government guaranteed long-term financing - interest payable semiannually at 6.45%, due in semiannual installments through June 2027 [Member]	Mar. 31, 2012 Marine [Member]	Dec. 31, 2011 Marine [Member]	Feb. 29, 2012 DB Superior Pride [Member]
Discontinued Operations (Textual) [Abstract]
Numbers of liftboats sold	18		7
Sold liftboats amount		$ 7,700,000	$ 22,349,000	$ 5,250,000	$ 7,716,000		$ 141,400,000		$ 44,500,000
Loss on sale of businesses			8,558,000	1,083,000	2,084,000			10,000,000	3,100,000
Carrying value of goodwill			9,740,000	20,595,000					9,700,000
Write off long lived assets								46,100,000
Outstanding guaranteed long-term financing						12,500,000
Receivable related to liftboat sold				$ 100,000
Number of liftboats administered by the Maritime Administration			2